JPMorgan Municipal ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.0% (a)
Alabama — 2.1%
Black Belt Energy Gas District, Gas Project Series E, Rev., 5.00%, 6/1/2028 (b)	1,750,000	1,824,586
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	970,000	928,483
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	104,665
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (b)	100,000	93,103
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	24,970
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	300,000	288,582
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000,000	1,062,766
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	1,250,000	1,282,979
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	105,674
Total Alabama		5,715,808
Alaska — 0.2%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	206,085
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	20,789
Series 3, Rev., 5.00%, 12/1/2028	225,000	241,446
Total Alaska		468,320
Arizona — 1.5%
Arizona Board of Regents
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	119,468
Series A, Rev., 5.00%, 7/1/2033	430,000	484,321
Arizona Industrial Development Authority, Academies of Math & Science Projects Rev., 5.00%, 7/1/2032 (c)	120,000	121,103
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (c)	120,000	113,635
Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	104,382
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, Rev., 5.00%, 11/1/2033	440,000	477,242
Series A, Rev., 5.00%, 11/1/2044	250,000	257,596
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	181,825
Arizona Industrial Development Authority, KIPP Nashville Project
Series A, Rev., 5.00%, 7/1/2028	225,000	235,100
Series A, Rev., 5.00%, 7/1/2029	235,000	246,584
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	98,444
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2020A, Rev., 4.00%, 11/1/2038	200,000	191,786
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2031	150,000	168,702
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	250,000	240,427
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2031	75,000	85,717
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2026	160,000	171,620
Industrial Development Authority of the County of Pima (The) Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	750,000	750,749
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	32,861
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	104,148
Total Arizona		4,185,710

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arkansas — 0.0% ^
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	77,661
California — 8.6%
Azusa Unified School District, Election of 2014
Series 2022D, GO, 5.00%, 8/1/2029	125,000	142,855
Series 2022D, GO, 5.00%, 8/1/2032	175,000	204,697
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	47,625
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	1,750,000	1,726,533
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Rev., 4.00%, 6/1/2027 (c)	260,000	248,534
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	340,401
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	99,662
Rev., 5.00%, 8/1/2040	100,000	103,926
California Municipal Finance Authority Series 2022-A, Rev., AMT, 4.13%, 10/1/2025 (b)	1,500,000	1,493,397
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	873,241
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	147,972
California Public Finance Authority, Enso Village Project Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	200,000	174,485
California School Finance Authority, Kipp SoCal Public Schools Series A, Rev., 5.00%, 7/1/2039 (c)	500,000	510,871
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	163,268
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Rev., 4.00%, 11/1/2027	60,000	62,718
Rev., 4.00%, 11/1/2029	145,000	153,961
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	180,000	187,080
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	186,990
City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	102,980
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	10,771
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	74,063
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	91,963
County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2027	150,000	165,881
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	255,000	193,036
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Rev., 5.00%, 9/1/2037 (c)	100,000	92,601
El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	58,119
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2018A-1, Rev., 5.00%, 6/1/2028 (d)	250,000	281,367
Hermosa Beach City School District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2023	15,000	15,155
Indian Wells Financing Authority, Solar and Infrastructure Project Rev., 5.00%, 4/1/2029	150,000	169,828
Indio Finance Authority, City of Indio
Series A, Rev., 5.00%, 11/1/2027	275,000	299,146
Series A, Rev., 5.00%, 11/1/2028	275,000	302,608
Series A, Rev., 5.00%, 11/1/2029	325,000	362,287
Series A, Rev., 5.00%, 11/1/2030	400,000	450,855
Series A, Rev., 5.00%, 11/1/2034	200,000	224,312
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	272,220
Los Angeles Department of Water and Power, Water System Series A, Subseries A-2, Rev., VRDO, LIQ: Barclays Bank plc, 0.70%, 12/1/2022 (b)	3,000,000	3,000,000
Los Angeles Unified School District Series 2021A, GO, 5.00%, 7/1/2030	350,000	407,259

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	164,261
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2037	500,000	522,944
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	160,942
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	160,253
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2029	210,000	234,544
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2030	330,000	372,174
Salinas Union High School District Series A, GO, 4.00%, 8/1/2047	1,000,000	990,257
San Diego Redevelopment Agency Successor Agency Series A, Rev., 5.00%, 9/1/2023	130,000	132,334
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	152,554
San Francisco Bay Area Rapid Transit District Series C-1, GO, 4.00%, 8/1/2035	135,000	140,996
San Francisco City and County Public Utilities Commission Wastewater System Series B, Rev., 5.00%, 10/1/2034	2,000,000	2,340,839
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects COP, 4.00%, 8/1/2032	125,000	133,945
Sanger Unified School District
COP, AGM, 5.00%, 6/1/2034	400,000	450,892
COP, AGM, 5.00%, 6/1/2035	125,000	139,711
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	103,190
Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	165,879
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	296,824
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Series 2021A, Rev., 4.00%, 6/1/2029	220,000	236,328
South San Francisco Public Facilities Financing Authority, Multiple Capital Project Series 2022A, Rev., 5.00%, 6/1/2029	270,000	306,007
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	389,265
Tobacco Securitization Authority of Northern California Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	117,657
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,152,543
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	138,774
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	680,683
West Hills Community College District GO, AGM, 5.00%, 8/1/2026	120,000	128,377
Yucaipa Valley Water District Financing Authority, Water & Sewer Revenue Series A, Rev., 5.00%, 9/1/2034	500,000	577,224
Total California		23,832,064
Colorado — 3.5%
Board of Water Commissioners City & County of Denver (The) Series B, Rev., 4.00%, 9/15/2034	2,015,000	2,110,838
City and County of Denver
Series 2020B, GO, 5.00%, 8/1/2029	220,000	250,992
Series 2022-A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,107,994
City and County of Denver, Airport System
Series A, Rev., AMT, 5.00%, 12/1/2035	505,000	527,943
Series A, Rev., AMT, 5.50%, 11/15/2042	1,500,000	1,630,631
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	76,847
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (c)	150,000	124,089
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	269,499
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2014A, COP, 5.00%, 11/1/2025	10,000	10,660
COP, 4.00%, 9/1/2034	335,000	344,871
County of Adams
COP, 5.00%, 12/1/2023	60,000	61,398
COP, 5.00%, 12/1/2024	150,000	156,639

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	494,135
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2029	130,000	138,293
Rev., 5.00%, 1/15/2030	170,000	181,381
Rev., 5.00%, 7/15/2030	115,000	123,126
Rev., 5.00%, 1/15/2031	250,000	268,487
Rev., 4.00%, 7/15/2036	185,000	174,208
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	241,587
State of Colorado Series S, COP, 4.00%, 3/15/2037	1,000,000	1,015,703
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	280,435
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	43,052
Total Colorado		9,632,808
Connecticut — 0.6%
Metropolitan District (The) Series 2021A, GO, 5.00%, 9/1/2030	200,000	230,462
Stamford Housing Authority Rev., BAN, 11.00%, 12/1/2027 (c) (e)	1,000,000	1,001,385
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	145,338
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	76,242
University of Connecticut Series 2017-A, Rev., 5.00%, 1/15/2028	125,000	135,150
Total Connecticut		1,588,577
Delaware — 0.4%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2025	100,000	100,468
Rev., 4.00%, 9/1/2026	140,000	140,543
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	1,000,000	970,254
Total Delaware		1,211,265
District of Columbia — 1.4%
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	113,558
District of Columbia, International School
Rev., 5.00%, 7/1/2028	115,000	119,059
Rev., 5.00%, 7/1/2039	125,000	125,743
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	92,733
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	69,211
Metropolitan Washington Airports Authority Aviation
Series 2021-A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,153,004
Series A, Rev., AMT, 5.00%, 10/1/2031	1,000,000	1,101,198
Total District of Columbia		3,774,506
Florida — 3.8%
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (c)	100,000	80,295
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	114,342
City of Jacksonville Series 2022A, Rev., 5.00%, 10/1/2031	250,000	291,088
City of Kissimmee Rev., 4.00%, 10/1/2025	170,000	175,480
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2023	40,000	40,759
City of Miami Beach, Water & Sewer Rev., 5.00%, 9/1/2033	25,000	27,199
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	62,554
City of Pompano Beach, John Knox Village Project Rev., 3.50%, 9/1/2030	200,000	180,316

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	35,984
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	55,874
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	41,710
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	435,749
County of Miami-Dade Series A, Rev., AMT, 5.00%, 10/1/2034	1,000,000	1,011,150
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	140,000	147,203
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	31,261
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,103
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029 (c)	100,000	99,404
Rev., 5.00%, 4/1/2039 (c)	100,000	91,720
County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	92,206
Duval County Public Schools Series 2022-A, COP, 5.00%, 7/1/2034 (e)	500,000	557,580
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	31,261
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	276,059
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	234,979
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	175,000	169,704
Rev., 4.00%, 7/1/2035	325,000	297,858
Series 2022A-1, Rev., 5.00%, 7/1/2042	215,000	215,003
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	150,000	145,561
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023	115,000	113,746
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,672
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	135,226
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	110,494
Middleton Community Development District A
5.45%, 5/1/2032	250,000	253,381
5.85%, 5/1/2037	250,000	253,459
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	46,424
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.75%, 12/8/2022 (b)	1,120,000	1,120,000
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	26,444
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	241,618
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series A, Rev., 5.00%, 11/1/2030	100,000	106,580
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	126,706
Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	52,890
School District of Broward County Series A, COP, 5.00%, 7/1/2028	2,000,000	2,216,935
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (c)	155,000	132,076
State of Florida Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	31,087
Series B, GO, 5.00%, 6/1/2026	20,000	21,575
Series B, GO, 5.00%, 6/1/2031	75,000	82,247
State of Florida Department of Transportation, Indirect Garvee Series 2021A, Rev., 5.00%, 7/1/2023	155,000	157,105
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	80,845

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	58,316
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	43,915
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	10,651
University of Florida Department of Housing & Residence Education Hsg Sys Rev Series 2021A, Rev., 5.00%, 7/1/2026	125,000	134,210
Total Florida		10,587,004
Georgia — 3.9%
City of Atlanta Series 2019-B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,954,234
City of Atlanta Airport Passenger Facility Charge, Sub Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,273,488
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	250,196
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	27,334
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,397,431
Georgia Ports Authority Rev., 4.00%, 7/1/2052	300,000	283,304
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	235,902
Lee County School District Series 2022, GO, 5.00%, 2/1/2028	315,000	349,297
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (b)	2,250,000	2,254,185
Series B, Rev., 5.00%, 6/1/2029 (b)	1,500,000	1,547,344
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2028	35,000	36,822
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	117,985
Rev., 5.25%, 2/1/2035	135,000	158,009
Total Georgia		10,885,531
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	49,203
State of Hawaii
Series EP, GO, 5.00%, 8/1/2023	40,000	40,660
Series FK, GO, 5.00%, 5/1/2033	30,000	32,556
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	26,966
Total Hawaii		149,385
Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke's Health System Series 2021A, Rev., 5.00%, 3/1/2029	35,000	38,537
Idaho Housing & Finance Association, Transportation Expansion & MIT Series 2022A, Rev., 5.00%, 8/15/2035	500,000	573,386
Total Idaho		611,923
Illinois — 6.6%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	48,072
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	210,000	215,398
Series 2017B, Rev., 5.00%, 1/1/2034	40,000	42,085
Chicago O'Hare International Airport, Senior Lien Series 2020A, Rev., 5.00%, 1/1/2034	200,000	217,957
City of Decatur GO, 5.00%, 3/1/2027	130,000	138,850
City of Hilliard GO, 4.00%, 12/30/2028	35,000	37,192
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	26,977
Cook County School District No., 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	37,068
County of Cook Rev., 5.00%, 11/15/2034	2,000,000	2,118,511
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	104,362
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 5.13%, 6/1/2032	185,000	177,674

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	37,713
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.00%, 10/1/2029	320,000	328,365
Series A, Rev., 5.00%, 10/1/2030	205,000	210,061
Series A, Rev., 5.00%, 10/1/2031	235,000	239,547
Illinois Finance Authority, Play Mouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	200,000	200,752
Series 2022B-2, Rev., 5.25%, 11/15/2027	200,000	200,746
Series 2022B-1, Rev., 6.00%, 11/15/2027	100,000	100,368
Illinois Finance Authority, Smith Crossing Rev., 4.00%, 10/15/2028	350,000	330,155
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	135,082
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024	115,000	118,138
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	25,637
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	269,711
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	35,911
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	27,092
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	184,170
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	183,258
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	80,869
Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series 2021C, GO, 5.00%, 12/1/2023	20,000	20,444
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	213,354
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	325,230
Rev., 5.00%, 10/1/2030	325,000	354,410
Peoria Tazewell Etc Counties Community College District No. 514 GO, 4.00%, 12/1/2023	35,000	35,498
Southern Illinois University
Series A, Rev., 5.00%, 4/1/2029	675,000	727,534
Series A, Rev., 5.00%, 4/1/2030	800,000	866,476
Series A, Rev., 5.00%, 4/1/2031	575,000	625,722
Series A, Rev., 5.00%, 4/1/2032	510,000	553,963
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	705,521
State of Illinois
GO, 5.00%, 4/1/2024	30,000	30,593
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,768
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,631,279
Series 2022A, GO, 5.00%, 3/1/2029	500,000	526,338
Series B, GO, 5.00%, 10/1/2029	2,000,000	2,098,268
GO, 4.00%, 6/1/2032	1,000,000	965,226
Series 2018-A, GO, 5.00%, 10/1/2033	1,000,000	1,039,902
University of Illinois Series 2021A, Rev., 5.00%, 4/1/2029	450,000	498,983
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	137,745
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	151,880
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,011
Total Illinois		18,420,866
Indiana — 1.1%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	21,559

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	36,236
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	193,563
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200,000	157,664
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	273,779
Indiana Finance Authority Series C, Rev., 5.00%, 12/1/2025	35,000	37,393
Indiana Finance Authority, DePauw University Series 2022-A, Rev., 5.00%, 7/1/2031	730,000	798,791
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	206,529
Indiana Finance Authority, Franciscan Alliance, Inc. Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,786
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	50,000	51,025
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	200,000	221,209
Indiana State University, Housing and Dining System
Rev., 5.00%, 4/1/2028	120,000	131,877
Rev., 5.00%, 4/1/2031	75,000	80,963
Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	27,465
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	54,995
Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	272,060
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	36,918
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	400,000	413,716
Total Indiana		3,131,528
Iowa — 0.1%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	36,243
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	193,643
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	33,032
Total Iowa		262,918
Kansas — 0.4%
City of Manhattan, Meadowlark Hills Series 2022B-2, Rev., 2.38%, 6/1/2027	200,000	179,837
City of Topeka
Series 2022-B, Rev., 5.13%, 12/1/2026 (e)	250,000	250,054
Series 2022-A, Rev., 5.75%, 12/1/2033 (e)	250,000	250,560
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	109,489
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	52,268
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (b)	200,000	221,683
Total Kansas		1,063,891
Kentucky — 1.0%
City of Hermiston
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	130,000	123,525
Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (c)	165,000	149,760
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	494,091
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	175,876
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	1,815,000	1,764,029
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	64,647

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	25,873
Series A, Rev., 5.00%, 5/15/2027	40,000	43,423
Total Kentucky		2,841,224
Louisiana — 0.3%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	219,676
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	278,689
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (c)	245,000	224,696
Louisiana Public Facilities Authority, Tulane University Project Series 2020A, Rev., 5.00%, 4/1/2029	145,000	158,602
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	31,249
Total Louisiana		912,912
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2023 (d)	70,690	71,671
Series 2020A, Rev., 5.00%, 7/1/2023	54,310	55,010
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	78,330
Total Maine		205,011
Maryland — 2.2%
County of Howard, Consolidated Public Improvement Series 2022B, GO, 5.00%, 8/15/2030	160,000	185,934
County of Montgomery, Consolidated Public Improvement Series A, GO, 5.00%, 8/1/2031	2,000,000	2,354,681
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	73,867
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022-A, Rev., 5.00%, 12/31/2037	500,000	522,720
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	179,598
Maryland Economic Development Corp., Morgan State University Project Series 2022-A, Rev., 5.25%, 7/1/2031	585,000	632,353
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2033	200,000	210,170
Rev., 4.00%, 6/1/2046	250,000	215,421
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	81,395
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	47,802
State of Maryland, State and Local Facilities Loan of 2021 Series A, GO, 5.00%, 3/1/2031	400,000	468,806
State of Maryland, State and Local Facilities Loan of 2022 Series A, GO, 5.00%, 6/1/2033	1,000,000	1,185,114
Total Maryland		6,157,861
Massachusetts — 0.4%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	10,551
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	27,146
Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037 (c)	245,000	244,919
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2030	235,000	227,506
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	213,550
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	195,251
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	48,951
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	31,393
Total Massachusetts		999,267

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — 0.5%
Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	283,089
City of Detroit, Unlimited Tax Series 2021-A, GO, 5.00%, 4/1/2035	400,000	411,263
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	186,297
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2032	95,000	88,328
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	26,561
State of Michigan Trunk Line Series 2021-A, Rev., 4.00%, 11/15/2036	395,000	406,817
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	25,000	28,301
Total Michigan		1,430,656
Minnesota — 1.1%
City of Mankato
Series B, GO, 5.00%, 2/1/2027	250,000	271,719
Series B, GO, 5.00%, 2/1/2029	755,000	846,567
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	191,585
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	160,492
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	97,749
Minnesota Municipal Gas Agency Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,006,226
State of Minnesota Series A, GO, 5.00%, 8/1/2030	350,000	405,694
University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	16,017
Total Minnesota		2,996,049
Mississippi — 1.9%
County of Jackson, Pollution Control, Chevron USA, Inc., Project Series 1993, Rev., VRDO, 1.15%, 12/1/2022 (b)	5,000,000	5,000,000
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	219,615
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	36,911
State of Mississippi
Series 2015F, GO, 5.00%, 11/1/2025 (d)	35,000	37,320
Series B, GO, 5.00%, 12/1/2025	20,000	21,356
Series 2018A, GO, 5.00%, 11/1/2026 (d)	60,000	65,205
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	42,785
Total Mississippi		5,423,192
Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Rev., 5.00%, 10/1/2023	280,000	285,218
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	41,535
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	121,813
City of Kansas City, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	27,524
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 2/15/2027	225,000	236,226
Rev., 4.00%, 2/15/2035	390,000	367,283
Rev., 4.00%, 2/15/2036	580,000	540,628
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	216,580
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	196,782
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	171,615
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	317,001
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	205,437
Industrial Development Authority of the City of St. Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	285,000	277,622

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	49,382
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	26,069
Total Missouri		3,080,715
Montana — 0.0% ^
County of Missoula GO, 4.00%, 7/1/2025	50,000	51,640
Nebraska — 0.4%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	340,047
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	91,742
Rev., 5.00%, 9/1/2028	50,000	54,365
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	53,632
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	253,626
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	20,778
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	42,835
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	32,117
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	155,000	158,600
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	37,442
Total Nebraska		1,085,184
Nevada — 0.4%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	40,000	38,673
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	103,728
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,946
County of Clark Department of Aviation Series 2022-A, Rev., AMT, 5.00%, 7/1/2026	500,000	526,031
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	27,361
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	132,692
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	172,155
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	54,520
Total Nevada		1,147,106
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	287,482
New Jersey — 1.4%
Bergen County Improvement Authority (The), New Bridge Medical Center Series 2022, Rev., GTD, 5.00%, 8/1/2037	1,000,000	1,146,539
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,180
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	275,573
New Jersey Transportation Trust Fund Authority, Transportation System Series 2018A, Rev., 4.00%, 12/15/2031	250,000	253,920
New Jersey Turnpike Authority
Series D, Rev., 5.00%, 1/1/2028	200,000	214,513
Series 2022-B, Rev., 5.00%, 1/1/2042	1,500,000	1,648,312
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	10,554
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	275,694
Total New Jersey		3,835,285

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 0.3%
City of Albuquerque Series 2016A, GO, 5.00%, 7/1/2023	75,000	76,097
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	253,770
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	25,895
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	109,451
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	26,365
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2024	305,000	314,000
Total New Mexico		805,578
New York — 14.5%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	199,453
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022-A, Rev., 5.00%, 7/1/2032	100,000	105,220
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	100,000	81,491
Series 2021A, Rev., 4.00%, 6/15/2051	150,000	111,713
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	40,654
Series I, GO, 5.00%, 8/1/2023	25,000	25,409
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	35,494
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	114,792
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	110,396
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2033	160,000	181,389
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	211,778
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	268,140
Series F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,100,378
City of New York, Fiscal Year 2022 Series 2022B-1, GO, 5.00%, 8/1/2033	1,650,000	1,911,266
County of Erie, Public Improvement Series 2019A, GO, 5.00%, 9/15/2025	25,000	26,617
County of Onondaga GO, 5.00%, 3/15/2026	20,000	20,613
Dutchess County Local Development Corp., The Culinary Institute of America Project Rev., 5.00%, 7/1/2025	100,000	103,136
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	32,664
Falconer Central School District GO, 4.00%, 12/15/2034	1,270,000	1,304,219
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	185,366
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2030	80,000	83,890
New York City Municipal Water Finance Authority Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	785,168
New York City Municipal Water Finance Authority, Water And Sewer System Subseries 2012A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.10%, 12/1/2022 (b)	3,000,000	3,000,000
New York City Transitional Finance Authority Building Aid
Rev., 5.00%, 7/15/2025 (d)	45,000	47,584
Rev., 5.00%, 7/15/2025	5,000	5,297
Series S-1, Subseries S-1A, Rev., 5.00%, 7/15/2035	800,000	900,077
Series S, Subseries S1B, Rev., 4.00%, 7/15/2042	1,500,000	1,460,265
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	114,598
New York City Transitional Finance Authority, Future Tax Secured Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	286,979
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series E, Subseries E-1, Rev., 5.00%, 2/1/2030	150,000	163,167
Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	600,959
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	27,188
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013G, Rev., 5.00%, 11/1/2026	30,000	30,287

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, Rev., 5.00%, 2/1/2036	525,000	591,271
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	27,201
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	160,863
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	78,446
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2023	180,000	182,633
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,053
New York State Dormitory Authority, Personal Income Tax
Series D, Rev., 5.00%, 2/15/2034	2,000,000	2,241,047
Series A, Rev., 4.00%, 3/15/2037	990,000	1,000,217
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 5.00%, 3/15/2033	1,610,000	1,877,002
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2031	25,000	27,926
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	25,859
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	113,212
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026 (d)	30,000	32,183
Series 2017A, Rev., 5.00%, 3/15/2026	125,000	133,968
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	25,163
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	79,918
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	162,877
Series 2020A, Rev., 4.00%, 3/15/2045	500,000	475,188
New York State Urban Development Corp., State Sales Tax Series 2021-A, Rev., 4.00%, 3/15/2046	2,500,000	2,398,061
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	104,876
Rev., 5.00%, 7/1/2031	360,000	383,834
Series 2020B, Rev., 5.00%, 7/1/2032	250,000	263,715
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	200,083
Port Authority of New York and New Jersey, Consolidated
Series 205, Rev., 5.00%, 11/15/2028	30,000	33,094
Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,071,987
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	502,612
Port Washington Union Free School District GO, 4.00%, 8/1/2036	1,370,000	1,402,921
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,577,957
GO, 4.00%, 6/1/2036	2,125,000	2,212,898
GO, 4.00%, 6/1/2037	2,000,000	2,073,947
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	340,000	276,759
Syracuse Industrial Development Agency Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,293,014
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	81,807
Triborough Bridge & Tunnel Authority Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,121,320
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	244,227
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	250,000	240,903
Series 2021C, Rev., 3.20%, 7/1/2028 (c)	250,000	236,538
Yonkers Industrial Development Agency Rev., 5.00%, 5/1/2042 (e)	1,445,000	1,576,288
Total New York		40,282,515

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 1.9%
County of Davidson GO, 5.00%, 6/1/2027	35,000	38,360
County of Duplin Rev., 5.00%, 6/1/2028	65,000	71,301
County of New Hanover, Limited Obligation Series 2022, Rev., 5.00%, 6/1/2027	480,000	526,077
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	25,865
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	409,419
State of North Carolina Series 2020B, Rev., 5.00%, 5/1/2029	100,000	112,870
State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	25,850
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ: TD Bank NA, 1.18%, 12/1/2022 (b)	3,000,000	3,000,000
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., 5.00%, 4/1/2031	945,000	1,053,396
Total North Carolina		5,263,138
North Dakota — 0.0% ^
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2023	115,000	117,680
Ohio — 3.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	352,721
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	26,484
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,805
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	217,495
City of Cleveland Series A, GO, 5.00%, 12/1/2035	460,000	522,071
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	16,261
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	370,000	361,282
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	116,475
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	206,462
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,079,444
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (b)	2,000,000	2,002,619
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,500,000	1,492,243
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2031	400,000	410,175
Rev., 5.75%, 9/1/2037	500,000	521,755
Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	79,366
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	121,763
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	56,228
Rev., 5.00%, 3/1/2034	160,000	161,506
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project
Series A, Rev., 5.00%, 2/15/2027	135,000	147,278
Series 2022A, Rev., 5.00%, 2/15/2033	500,000	594,101
Ohio Water Development Authority Series 2022-A, Rev., 5.00%, 12/1/2041 (e)	1,000,000	1,128,641
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	32,362
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	48,997
State of Ohio Series 2021B, GO, 5.00%, 9/15/2031	210,000	244,925
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2018-A, Rev., 5.00%, 10/1/2034	220,000	242,054
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	26,397
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	27,533
State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	28,063

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	38,671
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2030	490,000	522,899
Total Ohio		10,852,076
Oklahoma — 0.1%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	157,643
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	10,840
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	48,522
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	103,783
Total Oklahoma		320,788
Oregon — 1.0%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	27,419
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	308,712
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	80,696
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (d)	45,000	49,750
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,216,833
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	312,025
Series 2022, Rev., 5.00%, 7/1/2028	400,000	421,013
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	350,000	309,241
Total Oregon		2,725,689
Pennsylvania — 4.5%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	198,027
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2024	130,000	132,015
Rev., 5.00%, 9/1/2025	225,000	229,920
Rev., 5.00%, 9/1/2026	135,000	138,906
Rev., 5.00%, 9/1/2027	250,000	257,644
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	246,705
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	38,653
City of Philadelphia Series 2017-B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,073,847
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	241,388
County of Chester GO, 5.00%, 11/15/2027	30,000	33,279
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	175,188
Delaware Valley Regional Finance Authority, Local Government
Series D, Rev., 4.00%, 3/1/2029	1,000,000	1,028,789
Series 2021A, Rev., 2.00%, 10/1/2029	25,000	22,365
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	264,285
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	219,191
Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2034	250,000	260,706
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	285,600
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	130,090
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	192,029
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	75,003

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	115,232
Series A-1, Rev., 5.00%, 12/1/2031	60,000	65,688
Series B, Rev., 4.00%, 6/1/2033	575,000	584,958
Series 2020B, Rev., 5.00%, 12/1/2033	280,000	317,533
Series 2022-A, Rev., 5.00%, 12/1/2033	1,000,000	1,156,215
Series 2022-B, Rev., 5.25%, 12/1/2041 (e)	1,000,000	1,108,033
Philadelphia Authority for Industrial Development, Holy Family University Rev., 5.00%, 9/1/2027 (e)	610,000	640,761
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	26,637
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	167,241
GO, 5.00%, 1/1/2037	175,000	191,379
GO, 4.00%, 1/1/2042	970,000	943,302
GO, 4.00%, 1/1/2047	700,000	657,586
Township of Palmer Series 2020C, GO, 4.00%, 11/15/2031	175,000	185,148
Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	20,618
Total Pennsylvania		12,423,961
Rhode Island — 0.0% ^
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	82,636
South Carolina — 0.3%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	273,144
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	117,300
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	10,867
University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034	415,000	472,018
Total South Carolina		873,329
South Dakota — 0.1%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	25,583
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	37,607
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	37,170
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group Rev., 5.00%, 11/1/2023	145,000	148,039
Total South Dakota		248,399
Tennessee — 3.6%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	15,182
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	188,870
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	25,416
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	138,719
County of Maury GO, 5.00%, 4/1/2027	40,000	43,741
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	27,263
County of Robertson GO, 5.00%, 6/1/2025	25,000	26,398
County of Shelby, Public Improvement Series 2019A, GO, 5.00%, 4/1/2027	105,000	114,909
County of Sullivan GO, 5.00%, 5/1/2026	30,000	32,280
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	52,125
County of Williamson GO, 5.00%, 4/1/2024	20,000	20,641
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 5.00%, 11/15/2023	50,000	50,972

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Belmon University Rev., 5.00%, 5/1/2026	450,000	474,701
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	355,000	304,117
Metropolitan Government of Nashville and Davidson County
Series 2015A, GO, 5.00%, 7/1/2025	10,000	10,594
GO, 5.00%, 7/1/2031	2,000,000	2,223,921
Series B, GO, 4.00%, 1/1/2032	1,500,000	1,595,208
Metropolitan Government of Nashville and Davidson County, Electric System Series 2017A, Rev., 5.00%, 5/15/2024	10,000	10,349
Metropolitan Government of Nashville and Davidson County, Water and Sewer Series A, Rev., 4.00%, 7/1/2035	1,805,000	1,870,451
Metropolitan Nashville Airport Authority (The)
Series 2022-B, Rev., AMT, 5.50%, 7/1/2036 (e)	600,000	663,508
Series 2022-B, Rev., AMT, 5.25%, 7/1/2047 (e)	630,000	658,987
Series 2022-B, Rev., AMT, 5.00%, 7/1/2052 (e)	500,000	510,449
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2024	155,000	159,594
Series 2017A, Rev., 5.00%, 5/1/2027	200,000	214,642
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	144,691
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	142,117
State of Tennessee Series A, GO, 5.00%, 9/1/2024 (d)	25,000	26,005
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	400,000	412,300
Total Tennessee		10,158,150
Texas — 3.6%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	77,074
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	52,030
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	90,933
City of Austin, Airport System
Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	260,946
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,073,449
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,005,385
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	100,000	103,710
City of Corpus Christi, Utility System Series B, Rev., 5.00%, 7/15/2032	325,000	372,224
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	250,000	269,398
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	50,155
City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	85,872
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	21,383
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	26,961
City of San Angelo GO, 5.00%, 2/15/2027	20,000	21,612
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	184,857
City of Temple, Utility System Series 2021, Rev., 5.00%, 8/1/2029	245,000	276,641
Clifton Higher Education Finance Corp., Idea Public Schools Series 2022A, Rev., 5.00%, 8/15/2031	250,000	274,120
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	110,764
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	207,692
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	183,753
Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	25,703

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	27,070
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	21,376
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	26,259
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	42,790
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	21,006
Fort Worth Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2029	285,000	320,789
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25,000	25,486
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	25,993
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	166,866
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2023	150,000	153,322
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	47,931
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	27,339
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	800,000	786,645
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	21,198
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	21,938
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	67,639
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	136,486
Pearland Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,128
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	88,229
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	26,975
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	86,169
San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	26,423
Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	27,717
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	52,174
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	64,328
Tarrant County Cultural Education Facilities Finance Corp, Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (b)	2,000,000	2,209,756
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	26,281
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	168,395
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	35,976
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	64,046
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	382,354
Total Texas		9,998,746
Utah — 2.2%
City of Salt Lake City Series 2021-A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,528,898
City of Salt Lake, International Airport Series 2022A, Rev., 4.00%, 10/1/2030	155,000	166,753
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	51,164
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	71,765
Metropolitan Water District of Salt Lake & Sandy Series A, Rev., 4.00%, 7/1/2030	365,000	394,534
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	99,558
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	103,928
University of Utah (The) Series B, Rev., 5.00%, 8/1/2023 (d)	25,000	25,401
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	118,787
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	150,000	136,950

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Infrastructure Agency Rev., 5.00%, 10/15/2027	130,000	133,317
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 5.00%, 10/15/2032	310,000	318,025
Utah Telecommunication Open Infrastructure Agency
Rev., 5.25%, 6/1/2033	250,000	287,712
Rev., 5.25%, 6/1/2034	325,000	370,064
Rev., 5.25%, 6/1/2035	580,000	653,390
Utah Transit Authority, Sales Tax Series A, Rev., BHAC - CR, MBIA, 5.00%, 6/15/2035	295,000	339,414
Wasatch County Municipal Building Authority Rev., 4.00%, 12/1/2027	270,000	283,443
Total Utah		6,083,103
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	150,000	153,082
Virginia — 2.1%
City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	192,454
Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	27,978
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	95,285
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 1.91%, 12/9/2022 (b)	4,000,000	4,000,000
Northern Virginia Transportation Commission Rev., 5.00%, 6/1/2040	640,000	715,343
Virginia Public Building Authority, Public Facilities
Series 2021A-1, Rev., 5.00%, 8/1/2030	145,000	167,964
Series 2022A, Rev., 5.00%, 8/1/2030	345,000	399,640
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	35,769
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	250,000	247,081
Total Virginia		5,881,514
Washington — 3.0%
Auburn School District No. 408 of King and Pierce Counties GO, 4.00%, 12/1/2036	1,000,000	1,021,448
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	31,332
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	10,394
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	20,859
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	36,384
City of Tacoma, Solid Waste Utility Rev., 5.00%, 12/1/2031	700,000	809,326
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	91,545
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	55,564
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	52,390
Series B, GO, 5.00%, 12/1/2025	20,000	20,480
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	10,572
County of Spokane Series 2022-A, GO, 5.00%, 12/1/2042	900,000	996,300
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	26,869
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	60,319
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	38,530
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (d)	105,000	109,898
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2023	160,000	162,243
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2026	20,000	21,760
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	36,584
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	49,140
North Thurston Public Schools GO, 4.00%, 12/1/2036	2,100,000	2,134,027

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2023	20,000	20,290
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	53,374
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	400,000	349,490
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2025	25,000	26,694
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	26,156
Snohomish County School District No. 6 Mukilteo, Unlimited Tax GO, 5.00%, 12/1/2023	105,000	107,552
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,905
State of Washington
Series 2021B, GO, 5.00%, 6/1/2033	1,000,000	1,142,048
Series 2020-C, GO, 5.00%, 2/1/2043	700,000	761,694
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	58,486
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	32,992
Total Washington		8,395,645
Wisconsin — 3.5%
City of Oshkosh, Sewer
Series E, Rev., 5.00%, 5/1/2027	550,000	597,344
Series E, Rev., 5.00%, 5/1/2029	605,000	674,589
City of Oshkosh, Water
Series D, Rev., 5.00%, 1/1/2027	265,000	285,898
Series D, Rev., 5.00%, 1/1/2028	180,000	196,637
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	63,238
Public Finance Authority Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	548,692
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	266,627
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (c)	250,000	223,362
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2029	1,155,000	1,197,204
Series 2022, Rev., 5.00%, 4/1/2030	1,215,000	1,259,810
Series 2022, Rev., 5.00%, 4/1/2031	1,275,000	1,321,833
Series 2022, Rev., 5.00%, 4/1/2032	665,000	685,012
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	201,966
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2032 (c)	225,000	203,673
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	500,000	530,292
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	148,368
State of Wisconsin
Series B, GO, 4.00%, 5/1/2023	40,000	40,261
Series 1, GO, 5.00%, 11/1/2024	40,000	41,822
Series 2, GO, 5.00%, 11/1/2026	50,000	53,952
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023 (d)	25,000	25,306
Rev., 5.00%, 6/1/2024 (d)	65,000	67,114
State of Wisconsin, Environmental Improvement Fund
Series 2018A, Rev., 5.00%, 6/1/2025	35,000	37,035
Series 2018A, Rev., 5.00%, 6/1/2026	20,000	21,589
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,179
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	197,418

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2, Rev., 5.00%, 7/1/2032	50,000	54,768
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175,000	170,492
Rev., 4.00%, 1/1/2027	175,000	168,544
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	144,808
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	175,522
Total Wisconsin		9,613,355
Total Municipal Bonds (Cost $254,567,099)		250,332,733
	SHARES
Short-Term Investments — 11.3%
Investment Companies — 11.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (f) (g) (Cost $31,403,805)	31,392,338	31,408,034
Total Investments — 101.3% (Cost $285,970,904)		281,740,767
Liabilities in Excess of Other Assets — (1.3)%		(3,519,868)
NET ASSETS — 100.0%		278,220,899

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(7)	03/22/2023	USD	(841,422)	(8,546)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 9,350,000	351,148	(620,042)	(268,894)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$250,332,733	$—	$250,332,733

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$31,408,034	$—	$—	$31,408,034
Total Investments in Securities	$31,408,034	$250,332,733	$—	$281,740,767
Depreciation in Other Financial Instruments
Futures Contracts	$(8,546)	$—	$—	$(8,546)
Swaps	—	(620,042)	—	(620,042)
Total Depreciation in Other Financial Instruments	$(8,546)	$(620,042)	$—	$(628,588)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$10,795,128	$197,303,162	$176,695,146	$661	$4,229	$31,408,034	31,392,338	$213,677	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.